Fair Value Measurements - Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Assets
Securities available for sale, at fair value	$ 3,446,097,000	$ 2,800,286,000
Mortgage loans held for sale	157,041,000	166,247,000
Derivative instruments	28,804,000	24,596,000
Liabilities
Derivative instruments	21,244,000	18,284,000
Fair value assets transferred from Level 1 to Level 2	0	0
Recurring
Assets
Securities available for sale, at fair value	3,446,097,000	2,800,286,000
Mortgage loans held for sale	157,041,000	166,247,000
Derivative instruments	38,886,000	30,486,000
Total, Assets	3,642,024,000	2,997,019,000
Liabilities
Derivative instruments	30,209,000	25,002,000
Total	30,209,000	25,002,000
Recurring | Level 1
Assets
Securities available for sale, at fair value	0	0
Mortgage loans held for sale	0	0
Derivative instruments	0	0
Total, Assets	0	0
Liabilities
Derivative instruments	0	0
Total	0	0
Recurring | Level 2
Assets
Securities available for sale, at fair value	3,446,097,000	2,800,286,000
Mortgage loans held for sale	157,041,000	166,247,000
Derivative instruments	38,886,000	30,486,000
Total, Assets	3,642,024,000	2,997,019,000
Liabilities
Derivative instruments	30,209,000	25,002,000
Total	30,209,000	25,002,000
Recurring | Level 3
Assets
Securities available for sale, at fair value	0	0
Mortgage loans held for sale	0	0
Derivative instruments	0	0
Total, Assets	0	0
Liabilities
Derivative instruments	0	0
Total	$ 0	$ 0